LEASE LIABILITY (Tables)	12 Months Ended
Mar. 31, 2022
Lease liabilities [abstract]
Disclosure of lease liability [Table Text Block]
	March 31,	March 31,
	2022	2021
	$	$

Lease liability	281,872	404,325
Less: current portion	(149,317)	(122,452)
Long-term portion	132,555	281,873